Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned	$ 392	$ 538
Impaired Loans [Member]
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned	392	433
Other Real Estate Owned [Member]
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned		105
Fair Value, Inputs, Level 3 [Member]
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned	392	538
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned	$ 392	433
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member]
Note 11 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Other real estate owned		$ 105